Accumulated other comprehensive income	9 Months Ended
Sep. 30, 2024
Statement of Other Comprehensive Income [Abstract]
Accumulated other comprehensive income	Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the three and nine months ended September 30, 2024 and 2023 were as follows (in thousands):

Three months ended September 30, 2024	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at July 1, 2024	$16,908	$(1,922)	$14,986
Foreign currency translation gain/(loss), net of tax	4,165	—	4,165
Actuarial gain/(loss), net of tax	—	102	102
Balance as of September 30, 2024	$21,073	$(1,821)	$19,253

Nine months ended September 30, 2024	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2024	$22,011	$(2,029)	$19,982
Foreign currency translation gain/(loss), net of tax	(937)	—	(937)
Actuarial gain/(loss), net of tax	—	208	208
Balance as of September 30, 2024	$21,073	$(1,821)	$19,253

Three months ended September 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at July 1, 2023	$19,444	$(1,540)	$17,904
Foreign currency translation gain/(loss), net of tax	(1,821)	—	(1,821)
Actuarial gain/(loss), net of tax	—	(48)	(48)
Balance as of September 30, 2023	$17,624	$(1,588)	$16,036

Nine months ended September 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation gain/(loss), net of tax	(3,168)	—	(3,168)
Actuarial gain/(loss), net of tax	—	(156)	(156)
Balance as of September 30, 2023	$17,624	$(1,588)	$16,036
We do not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.